Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [TextBlock]

3.      Transactions with Related Parties:
a.      Equity Injection:
On January 4, 2012, the Company entered into a share purchase agreement under which the Company sold 4,641,620 of its common shares to United Capital Investments Corp., Atrion Shipholding S.A., Plaza Shipholding Corp. and Comet Shipholding Inc., companies affiliated with the Restis family, for $10,000. The common shares were sold at a price of $2.15442 per share, which was the average closing price of Seanergy's common shares for the five trading days preceding the execution of the share purchase agreement. On January 31, 2012, the Company completed the equity injection plan with the four abovementioned entities. The shares to the four entities were issued on January 31, 2012.
b.      Subsidiary Disposal:
On December 30, 2012, the Company completed the sale of its 100% ownership interest in BET to IMI, a company controlled by members of the Restis family, for a nominal consideration (Note 1(a)).
c.      Technical Management Agreement:
A management agreement has been signed between the Company and EST for the provision of technical management services relating to certain vessels. The agreement is automatically extended annually, unless three months written notice of termination by either party is given prior to commencement of the next period. The fixed daily fee per vessel for the year ended December 31, 2012, was $0.45 and for the year ended December 31, 2011, was EUR 0.46 up to September 30, 2011 and was amended to $0.45 effective October 1, 2011.
The related expense for the years ended December 31, 2012, 2011 and 2010, amounted to $1,625, $2,415 and $2,328, respectively, and is included under management fees - related party.
d.      Charter Agreements:
Pursuant to charter party agreements dated July 7, 2009, each of the vessels BET Commander, the BET Prince, the BET Fighter, BET Scouter and the BET Intruder were chartered to South African Marine Corporation S.A. (“SAMC”), an affiliate, at daily charter rates of $24, $25, $25, $26 and $15.5, respectively, for charters expired in August 2011, November 2011, June 2011, June 2011 and September 2011, respectively. For 2011, all charter rates for the BET fleet were subject to an address commission of 3.75% to SAMC.
Pursuant to charter party agreements dated June 16, 2011, each of the vessels BET Fighter and BET Scouter were chartered to Swissmarine Services S.A. (“Swissmarine”), an affiliate, for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. Both charters commenced in June 2011, and were subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty Ltd (“Safbulk Pty”), an affiliate.
Pursuant to charter party agreement dated June 16, 2011, the vessel BET Intruder was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate of $12.3. The charter commenced on September 16, 2011. The charter rate for the BET Intruder was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty. Employment under the agreement ended July 29, 2012.
Pursuant to a charter party agreement dated October 7, 2011, the vessel BET Prince was chartered to Swissmarine for a period of 11 to 13 months, at a gross daily rate equal to the adjusted time charter average of the Baltic Capesize Index. The charter commenced in November 2011 and was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty.
Pursuant to a charter party agreement dated July 24, 2012, the vessel BET Commander was chartered to Swissmarine, for a voyage from Brazil to Malaysia. Employment under the agreement was subject to an address commission of 3.75% to Swissmarine and a brokerage commission of 1.25% payable to Safbulk Pty. Employment under the charter commenced on August 23, 2012.
During the years ended December 31, 2012, 2011 and 2010, revenue from related parties amounted to $8,221, $35,684 and $44,175, respectively, and is shown net of off-hire expenses of $261, $362 and $394, respectively.
The address commissions amounted to $298, $1,327 and $1,546 for the years ended December 31, 2012, 2011 and 2010, respectively, and is recorded under commissions - related party in the accompanying consolidated statements of income/(loss). BET was sold on December 30, 2012 (Note 1 (a)).
e.      Brokerage Agreement:
Under the terms of the brokerage agreements, Safbulk Pty and Safbulk Maritime S.A., also an affiliate, together referred to as “Safbulk,” provide commercial brokerage services for certain vessels in accordance with the instructions of Seanergy Management. Safbulk is entitled to receive a commission of 1.25% calculated on the collected gross hire/freight/demurrage payable when such amounts are collected. Under the same agreement, Safbulk is entitled to brokerage commissions whenever it assists the Company with vessel sales and purchases. The brokerage agreements with Safbulk are automatically renewed annually, unless either party is provided with three months' written notice prior to the termination of such period.
The fees charged by Safbulk amounted to $532, $661 and $434 for the years ended December 31, 2012, 2011 and 2010, respectively, and are separately reflected as voyage expenses — related party.
In addition, Safbulk charged the Company commission for services provided in connection to the disposal of the vessels amounting to $392 for the year ended December 31, 2012, and included in loss on sale of vessels.
f.      Property Lease Agreement:
On November 17, 2008, a lease agreement was entered into with Waterfront S.A., a company affiliated with a member of the Restis family, for the lease of Seanergy's executive offices. The initial lease term was from November 17, 2008 to November 16, 2011. On January 1, 2012, Seanergy exercised its option to extend the term until February 28, 2014. In accordance with the initial agreement, the monthly lease payment was EUR 42. As of December 20, 2010, the monthly lease payment was amended to EUR 35, and as of January 1, 2012, the monthly lease payment was amended to EUR 25. A three month rent guarantee of $99 and $135 as of December 31, 2012 and 2011, respectively is included in other non-current assets.
The rent charged by Waterfront S.A. for the years ended December 31, 2012, 2011 and 2010, amounted to $402, $603 and $697, respectively, and is included under general and administration expenses - related party (Notes 15 and 19).